Rate Matters - West Companies (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Public Utilities, General Disclosures [Line Items]
Construction Work in Progress		$ 3,183,900	$ 3,903,900
Remaining Contractual Construction Obligations		7,038,600
Public Service Co Of Oklahoma [Member]
Public Utilities, General Disclosures [Line Items]
Construction Work in Progress		148,200	315,300
Remaining Contractual Construction Obligations		898,600
Southwestern Electric Power Co [Member]
Public Utilities, General Disclosures [Line Items]
Construction Work in Progress		113,800	$ 751,300
Remaining Contractual Construction Obligations		668,000
Welsh Plant, Unit 2 [Member]
Public Utilities, General Disclosures [Line Items]
Amount Reclassified As Regulatory Assets Upon Retirement Of Plant		76,000
Welsh Plant, Unit 2 [Member] | Southwestern Electric Power Co [Member]
Public Utilities, General Disclosures [Line Items]
Amount Reclassified As Regulatory Assets Upon Retirement Of Plant		76,000
2012 Texas Base Rate Case [Member]
Public Utilities, General Disclosures [Line Items]
2013 Reversal of Previously Recorded Regulatory Disallowances		114,000
Resulting Approved Base Rate Increase		52,000
2012 Texas Base Rate Case [Member] | Southwestern Electric Power Co [Member]
Public Utilities, General Disclosures [Line Items]
2013 Reversal of Previously Recorded Regulatory Disallowances		114,000
Resulting Approved Base Rate Increase		52,000
2016 Texas Base Rate Case [Member]
Public Utilities, General Disclosures [Line Items]
Amount Of Increase Related To Environmental Controls		$ 34,000
Requested Return on Common Equity		10.00%
Requested Net Increase in Texas Annual Revenues		$ 69,000
Amount of Increase Related to Additonal Investment and Increased Operating Costs		25,000
Amount of Increase Related to Transmission Cost Recovery		8,000
Amount of Increase Related to Vegetation Management		2,000
2016 Texas Base Rate Case [Member] | Southwestern Electric Power Co [Member]
Public Utilities, General Disclosures [Line Items]
Amount Of Increase Related To Environmental Controls		$ 34,000
Requested Return on Common Equity		10.00%
Requested Net Increase in Texas Annual Revenues		$ 69,000
Amount of Increase Related to Additonal Investment and Increased Operating Costs		25,000
Amount of Increase Related to Transmission Cost Recovery		8,000
Amount of Increase Related to Vegetation Management		2,000
AEP Texas Distribution Cost Recovery Factor [Member]
Public Utilities, General Disclosures [Line Items]
Annual Revenue Requirement Approved in Settlement Agreement		$ 56,000
ETT Interim Transmission Rates [Member]
Public Utilities, General Disclosures [Line Items]
Parent Equity Ownership Interest in ETT		50.00%
AEP Share of ETT Cumulative Revenues Subject to Review		$ 591,000
Louisiana 2012 Formula Rate Filing [Member]
Public Utilities, General Disclosures [Line Items]
Louisiana Jurisdictional Share of the Turk Plant		29.00%
Net Increase in Louisiana Total Rates per the Settlement Agreement		$ 2,000
Base Rate Increase per the Settlement Agreement		85,000
Fuel Rate Decrease per the Settlement Agreement		$ 83,000
Return on Common Equity per the Settlement Agreement		10.00%
Reduction to Requested Revenue Increase as Approved in Stipulation Agreement		$ 3,000
Louisiana 2012 Formula Rate Filing [Member] | Southwestern Electric Power Co [Member]
Public Utilities, General Disclosures [Line Items]
Louisiana Jurisdictional Share of the Turk Plant		29.00%
Net Increase in Louisiana Total Rates per the Settlement Agreement		$ 2,000
Base Rate Increase per the Settlement Agreement		85,000
Fuel Rate Decrease per the Settlement Agreement		$ 83,000
Return on Common Equity per the Settlement Agreement		10.00%
Reduction to Requested Revenue Increase as Approved in Stipulation Agreement		$ 3,000
Louisiana 2014 Formula Rate Filing [Member]
Public Utilities, General Disclosures [Line Items]
Requested Annual Increase		5,000
Additional Requested Annual Increase		15,000
Requested Total Annual Increase		20,000
Amount Of Interim Rates Implemented In January 2015 As Approved In Partial Settlement Agreement		15,000
Louisiana 2014 Formula Rate Filing [Member] | Southwestern Electric Power Co [Member]
Public Utilities, General Disclosures [Line Items]
Requested Annual Increase		5,000
Additional Requested Annual Increase		15,000
Requested Total Annual Increase		20,000
Amount Of Interim Rates Implemented In January 2015 As Approved In Partial Settlement Agreement		15,000
Louisiana 2015 Formula Rate Filing [Member]
Public Utilities, General Disclosures [Line Items]
Requested Annual Increase		14,000
Louisiana 2015 Formula Rate Filing [Member] | Southwestern Electric Power Co [Member]
Public Utilities, General Disclosures [Line Items]
Requested Annual Increase		14,000
Oklahoma 2015 Base Rate Case [Member]
Public Utilities, General Disclosures [Line Items]
Requested Annual Increase		137,000
Requested Base Rate Increase		89,000
Amount Of Increased Depreciation Expense Requested		48,000
Amount Of Increase Related To Environmental Controls		44,000
Amount Of Requested Increase Related To Environmental Consumable Costs In Fuel Adjustment Clause		$ 4,000
Requested Return on Common Equity		10.50%
Interim Annual Base Rate Increase		$ 75,000
Future Incremental Purchased Capacity And Energy Costs Related To Environmental Projects		35,000
Approved Net Annual Revenue Increase		$ 19,000
Approved Return on Common Equity		9.50%
Oklahoma 2015 Base Rate Case [Member] | Public Service Co Of Oklahoma [Member]
Public Utilities, General Disclosures [Line Items]
Requested Annual Increase		$ 137,000
Requested Base Rate Increase		89,000
Amount Of Increased Depreciation Expense Requested		48,000
Amount Of Increase Related To Environmental Controls		44,000
Amount Of Requested Increase Related To Environmental Consumable Costs In Fuel Adjustment Clause		$ 4,000
Requested Return on Common Equity		10.50%
Interim Annual Base Rate Increase		$ 75,000
Future Incremental Purchased Capacity And Energy Costs Related To Environmental Projects		35,000
Approved Net Annual Revenue Increase		$ 19,000
Approved Return on Common Equity		9.50%
Oklahoma 2015 Base Rate Case [Member] | Northeastern Plant, Unit 3 And Comanche Plant [Member]
Public Utilities, General Disclosures [Line Items]
Projected Capital Costs		$ 219,000
Oklahoma 2015 Base Rate Case [Member] | Northeastern Plant, Unit 3 And Comanche Plant [Member] | Public Service Co Of Oklahoma [Member]
Public Utilities, General Disclosures [Line Items]
Projected Capital Costs		219,000
Oklahoma 2015 Base Rate Case [Member] | Northeastern Plant, Unit 4 [Member]
Public Utilities, General Disclosures [Line Items]
Amount Reclassified As Regulatory Assets Upon Retirement Of Plant		87,000
Oklahoma 2015 Base Rate Case [Member] | Northeastern Plant, Unit 4 [Member] | Public Service Co Of Oklahoma [Member]
Public Utilities, General Disclosures [Line Items]
Amount Reclassified As Regulatory Assets Upon Retirement Of Plant		87,000
SPP Open Access Transmission Tariff Upgrade Costs [Member]
Public Utilities, General Disclosures [Line Items]
Net Unfavorable Impact		7,000
SPP Open Access Transmission Tariff Upgrade Costs [Member] | Public Service Co Of Oklahoma [Member]
Public Utilities, General Disclosures [Line Items]
Net Unfavorable Impact		3,000
SPP Open Access Transmission Tariff Upgrade Costs [Member] | Southwestern Electric Power Co [Member]
Public Utilities, General Disclosures [Line Items]
Net Unfavorable Impact		4,000
TCC and TNC Merger [Member]
Public Utilities, General Disclosures [Line Items]
Annual Credit to Customers Related to Debt Issuance Savings Resulting from Merger		630
TCC Distribution Cost Recovery Factor [Member]
Public Utilities, General Disclosures [Line Items]
Annual Revenue Requirement Approved in Settlement Agreement		45,000
TNC Distribution Cost Recovery Factor [Member]
Public Utilities, General Disclosures [Line Items]
Annual Revenue Requirement Approved in Settlement Agreement		11,000
Welsh Plant, Units 1 and 3 - Environmental Projects [Member]
Public Utilities, General Disclosures [Line Items]
Projected Capital Costs		850,000
Construction Work in Progress		397,000
Remaining Contractual Construction Obligations		11,000
Amount of Recovery Requested Related to Arkansas Retail Jurisdictional Share of Environmental Costs		69,000
Amount of Additional Recovery Requested Related to Arkansas Retail Jurisdictional Share of Environmental Costs		10,000
Total Amount of Recovery Requested Related to Arkansas Retail Jurisdictional Share of Environmental Costs		79,000
Amount of LPSC Approved Eligible Welsh Plant Environmental Control Deferrals		8,000
Amount of LPSC Approved Eligible Welsh Plant Environmental Control Deferred Unrecognized Equity		5,000
Welsh Plant, Units 1 and 3 - Environmental Projects [Member] | Southwestern Electric Power Co [Member]
Public Utilities, General Disclosures [Line Items]
Projected Capital Costs		850,000
Construction Work in Progress		397,000
Remaining Contractual Construction Obligations		11,000
Amount of Recovery Requested Related to Arkansas Retail Jurisdictional Share of Environmental Costs		69,000
Amount of Additional Recovery Requested Related to Arkansas Retail Jurisdictional Share of Environmental Costs		10,000
Total Amount of Recovery Requested Related to Arkansas Retail Jurisdictional Share of Environmental Costs		79,000
Amount of LPSC Approved Eligible Welsh Plant Environmental Control Deferrals		8,000
Amount of LPSC Approved Eligible Welsh Plant Environmental Control Deferred Unrecognized Equity		5,000
Welsh Plant, Units 1 and 3 - Environmental Projects [Member] | Welsh Plant, Units 1 and 3 [Member]
Public Utilities, General Disclosures [Line Items]
Property, Plant and Equipment, Net		$ 633,000
Texas Jurisdictional Share of the Welsh Plant		33.00%
Welsh Plant, Units 1 and 3 - Environmental Projects [Member] | Welsh Plant, Units 1 and 3 [Member] | Southwestern Electric Power Co [Member]
Public Utilities, General Disclosures [Line Items]
Property, Plant and Equipment, Net		$ 633,000
Texas Jurisdictional Share of the Welsh Plant		33.00%
Subsequent Event [Member] | ETT Interim Transmission Rates [Member]
Public Utilities, General Disclosures [Line Items]
Annual Revenue Requirement Decrease Approved by the PUCT	$ 46,000
Mercury and Air Toxic Standards [Member] | Welsh Plant, Units 1 and 3 - Environmental Projects [Member]
Public Utilities, General Disclosures [Line Items]
Completed Project Capital Costs		$ 370,000
Mercury and Air Toxic Standards [Member] | Welsh Plant, Units 1 and 3 - Environmental Projects [Member] | Southwestern Electric Power Co [Member]
Public Utilities, General Disclosures [Line Items]
Completed Project Capital Costs		370,000
Environmental Controls Projects [Member] | Oklahoma 2015 Base Rate Case [Member] | Comanche Plant [Member]
Public Utilities, General Disclosures [Line Items]
Construction Work in Progress		44,000
Environmental Controls Projects [Member] | Oklahoma 2015 Base Rate Case [Member] | Comanche Plant [Member] | Public Service Co Of Oklahoma [Member]
Public Utilities, General Disclosures [Line Items]
Construction Work in Progress		44,000
Environmental Controls Projects [Member] | Oklahoma 2015 Base Rate Case [Member] | Northeastern Plant, Unit 3 [Member]
Public Utilities, General Disclosures [Line Items]
Construction Work in Progress		181,000
Environmental Controls Projects [Member] | Oklahoma 2015 Base Rate Case [Member] | Northeastern Plant, Unit 3 [Member] | Public Service Co Of Oklahoma [Member]
Public Utilities, General Disclosures [Line Items]
Construction Work in Progress		$ 181,000